UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 27.9%
BASIC MATERIALS — 1.9%
Chemicals — 1.2%
Dow Chemical Co.
	5.700% 05/15/18	2,485,000	2,657,961
	5.900% 02/15/15	5,955,000	6,601,535
	8.550% 05/15/19	4,970,000	6,206,899
Lubrizol Corp.
	8.875% 02/01/19	3,425,000	4,345,078
Chemicals Total			19,811,473
Iron/Steel — 0.5%
ArcelorMittal
	7.000% 10/15/39	530,000	569,730
	9.850% 06/01/19	2,335,000	3,016,958
Nucor Corp.
	5.000% 06/01/13	2,880,000	3,147,229
	5.850% 06/01/18	1,560,000	1,802,079
Iron/Steel Total			8,535,996
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.875% 11/21/36	3,185,000	3,520,686
Metals & Mining Total			3,520,686
BASIC MATERIALS TOTAL			31,868,155
COMMUNICATIONS — 3.9%
Media — 1.8%
Comcast Corp.
	5.850% 11/15/15	5,985,000	6,875,933
	6.950% 08/15/37	1,135,000	1,335,195
DirecTV Holdings LLC
	6.375% 06/15/15	1,470,000	1,519,612
News America, Inc.
	6.400% 12/15/35	1,920,000	2,075,562
	6.550% 03/15/33	575,000	629,193
Time Warner Cable, Inc.
	3.500% 02/01/15	8,105,000	8,423,867
	5.850% 05/01/17	1,330,000	1,477,614
	7.300% 07/01/38	2,630,000	3,152,510
Time Warner, Inc.
	6.500% 11/15/36	3,505,000	3,829,956
Media Total			29,319,442

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 2.1%
AT&T, Inc.
	5.625% 06/15/16	2,275,000	2,620,643
	6.550% 02/15/39	2,490,000	2,861,429
BellSouth Corp.
	5.200% 09/15/14	5,985,000	6,720,730
British Telecommunications PLC
	5.150% 01/15/13	4,565,000	4,836,421
	5.950% 01/15/18	9,740,000	10,417,144
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	1,565,000	1,768,589
	8.500% 11/15/18	1,505,000	1,989,875
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,484,440
	6.421% 06/20/16	2,400,000	2,728,851
Telecommunication Services Total			35,428,122
COMMUNICATIONS TOTAL			64,747,564
CONSUMER CYCLICAL — 0.7%
Airlines — 0.0%
Continental Airlines, Inc.
	7.461% 04/01/15	562,841	569,877
Airlines Total			569,877
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	361,350
Home Builders Total			361,350
Retail — 0.7%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	698,186	700,885
	8.353% 07/10/31 (a)	3,544,710	4,277,472
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	469,787
McDonald’s Corp.
	4.875% 07/15/40	1,195,000	1,203,493
	5.700% 02/01/39	3,810,000	4,385,074
Retail Total			11,036,711
CONSUMER CYCLICAL TOTAL			11,967,938
CONSUMER NON-CYCLICAL — 3.6%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	1,460,000	1,690,338

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	7.750% 01/15/19 (a)	1,775,000	2,210,569
	8.000% 11/15/39 (a)	1,705,000	2,284,332
Beverages Total			6,185,239
Food — 2.2%
Campbell Soup Co.
	4.500% 02/15/19	1,730,000	1,892,665
ConAgra Foods, Inc.
	7.000% 10/01/28	3,060,000	3,590,432
General Mills, Inc.
	5.200% 03/17/15	4,040,000	4,560,021
Kraft Foods, Inc.
	4.125% 02/09/16	16,260,000	17,390,655
Kroger Co.
	3.900% 10/01/15	8,875,000	9,496,126
Food Total			36,929,899
Healthcare Services — 0.4%
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	4,230,000	4,990,249
WellPoint, Inc.
	7.000% 02/15/19	1,700,000	2,030,217
Healthcare Services Total			7,020,466
Household Products/Wares — 0.2%
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,880,095
Household Products/Wares Total			3,880,095
Pharmaceuticals — 0.4%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,540,000	4,000,253
Wyeth
	5.500% 02/15/16	2,105,000	2,437,138
Pharmaceuticals Total			6,437,391
CONSUMER NON-CYCLICAL TOTAL			60,453,090
ENERGY — 3.3%
Oil & Gas — 1.9%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,825,000	5,389,559
Devon Energy Corp.
	6.300% 01/15/19	1,230,000	1,444,554
Hess Corp.
	7.300% 08/15/31	1,980,000	2,362,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,291,887
	7.500% 02/15/19	138,000	169,716
Nexen, Inc.
	5.875% 03/10/35	515,000	519,521
	7.500% 07/30/39	1,825,000	2,264,854
Qatar Petroleum
	5.579% 05/30/11 (a)	621,329	636,452
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	2,130,000	2,328,771
Shell International Finance BV
	5.500% 03/25/40	4,830,000	5,298,766
Talisman Energy, Inc.
	5.850% 02/01/37	1,880,000	1,924,276
	7.750% 06/01/19	4,595,000	5,738,222
Oil & Gas Total			31,369,128
Oil & Gas Services — 0.5%
Halliburton Co.
	5.900% 09/15/18	1,095,000	1,215,463
Smith International, Inc.
	9.750% 03/15/19	2,515,000	3,488,398
Weatherford International Ltd.
	5.150% 03/15/13	2,305,000	2,436,203
	7.000% 03/15/38	1,090,000	1,140,676
Oil & Gas Services Total			8,280,740
Pipelines — 0.9%
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,275,000	1,412,931
	6.500% 09/01/39	365,000	397,949
	6.950% 01/15/38	1,945,000	2,226,714
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	490,000	527,710
	6.500% 05/01/18	1,420,000	1,608,559
	8.750% 05/01/19	2,445,000	3,046,247
Southern Natural Gas Co.
	8.000% 03/01/32	2,165,000	2,503,487

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	3,725,000	3,389,750
Pipelines Total			15,113,347
ENERGY TOTAL			54,763,215
FINANCIALS — 8.8%
Banks — 5.0%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,630,000	2,978,628
Barclays Bank PLC
	3.900% 04/07/15	4,970,000	5,144,924
	5.000% 09/22/16	1,165,000	1,249,210
Capital One Capital IV
	6.745% 02/17/37 (c)	2,790,000	2,559,825
Capital One Capital V
	10.250% 08/15/39	3,230,000	3,496,475
Capital One Financial Corp.
	5.700% 09/15/11	3,135,000	3,263,538
	7.375% 05/23/14	825,000	958,934
Citigroup, Inc.
	6.010% 01/15/15	735,000	791,616
	8.125% 07/15/39	5,105,000	6,211,575
Comerica Bank
	5.200% 08/22/17	2,295,000	2,394,954
	5.750% 11/21/16	545,000	598,856
Discover Bank/Greenwood
	8.700% 11/18/19	5,905,000	6,850,763
Discover Financial Services
	10.250% 07/15/19	1,255,000	1,561,904
JPMorgan Chase & Co.
	4.400% 07/22/20	6,020,000	6,034,478
JPMorgan Chase Capital XX
	6.550% 09/29/36	5,050,000	4,850,384
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (b)(c)	755,000	540,231
KeyBank NA
	5.800% 07/01/14	1,920,000	2,088,100
Keycorp
	6.500% 05/14/13	3,580,000	3,933,600
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	3,820,000	3,870,348
Marshall & IIsley Bank
	5.300% 09/08/11	1,076,000	1,080,515

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (d)	3,715,000	3,835,533
	6.050% 08/15/12 (d)	385,000	412,202
	6.150% 04/25/13 (d)	1,400,000	1,525,090
	7.750% 05/14/38 (d)	2,075,000	2,354,083
National City Bank of Cleveland
	6.200% 12/15/11	715,000	754,051
National City Bank of Kentucky
	6.300% 02/15/11	1,275,000	1,303,888
National City Corp.
	4.900% 01/15/15	655,000	711,623
	6.875% 05/15/19	2,135,000	2,455,513
Northern Trust Co.
	6.500% 08/15/18	330,000	390,891
Northern Trust Corp.
	5.500% 08/15/13	560,000	632,182
PNC Funding Corp.
	3.625% 02/08/15	2,615,000	2,719,872
	5.125% 02/08/20	3,965,000	4,200,576
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	1,700,000	1,678,932
Wachovia Bank NA
	5.850% 02/01/37	340,000	345,514
Banks Total			83,778,808
Diversified Financial Services — 0.9%
Eaton Vance Corp.
	6.500% 10/02/17	1,530,000	1,761,780
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	3,800,000	3,850,882
	5.250% 10/01/20 (a)	3,515,000	3,602,678
International Lease Finance Corp.
	4.875% 09/01/10	4,572,000	4,572,000
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)	3,890,000	841,212
	6.875% 05/02/18 (e)	505,000	109,838
Diversified Financial Services Total			14,738,390
Insurance — 2.0%
CNA Financial Corp.
	5.850% 12/15/14	1,096,000	1,156,213
	7.350% 11/15/19	2,164,000	2,351,552

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	3,790,000	3,088,850
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	6,465,000	6,194,660
Lincoln National Corp.
	8.750% 07/01/19	3,715,000	4,673,522
MetLife Capital Trust X
	9.250% 04/08/38 (a)(c)	915,000	1,033,950
MetLife, Inc.
	10.750% 08/01/39	3,285,000	4,057,517
Prudential Financial, Inc.
	7.375% 06/15/19	3,145,000	3,717,896
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,840,000	2,788,596
Unum Group
	7.125% 09/30/16	3,420,000	3,763,255
Insurance Total			32,826,011
Real Estate Investment Trusts (REITs) — 0.9%
Brandywine Operating Partnership LP
	7.500% 05/15/15	4,055,000	4,480,301
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,867,065
Duke Realty LP
	7.375% 02/15/15	1,480,000	1,662,662
	8.250% 08/15/19	5,335,000	6,220,935
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	1,000,937
Real Estate Investment Trusts (REITs) Total			15,231,900
FINANCIALS TOTAL			146,575,109
INDUSTRIALS — 2.3%
Aerospace & Defense — 0.5%
Embraer Overseas Ltd.
	6.375% 01/15/20	3,070,000	3,261,875
Raytheon Co.
	7.200% 08/15/27	3,285,000	4,181,371
Aerospace & Defense Total			7,443,246
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	8.250% 12/15/38	2,710,000	3,966,123
Machinery-Construction & Mining Total			3,966,123

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.4%
Ingersoll Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,975,000	3,674,762
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,900,000	3,534,830
Miscellaneous Manufacturing Total			7,209,592
Transportation — 1.2%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	3,560,000	3,399,800
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,260,000	1,639,246
CSX Corp.
	6.250% 04/01/15	5,985,000	6,951,601
Union Pacific Corp.
	5.700% 08/15/18	1,735,000	1,972,364
	6.650% 01/15/11	5,550,000	5,685,359
Transportation Total			19,648,370
INDUSTRIALS TOTAL			38,267,331
TECHNOLOGY — 0.6%
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	2,860,000	3,155,939
Networking Products Total			3,155,939
Software — 0.4%
Oracle Corp.
	5.375% 07/15/40 (a)	3,665,000	3,728,133
	6.500% 04/15/38	2,500,000	2,928,790
Software Total			6,656,923
TECHNOLOGY TOTAL			9,812,862
UTILITIES — 2.8%
Electric — 2.3%
American Electric Power Co., Inc.
	5.250% 06/01/15	820,000	906,267
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,822,550
Commonwealth Edison Co.
	4.000% 08/01/20 (f)	4,705,000	4,811,324
	5.900% 03/15/36	790,000	872,877
	5.950% 08/15/16	2,825,000	3,299,049

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
	6.150% 09/15/17	1,200,000	1,398,100
	6.950% 07/15/18	1,575,000	1,829,581
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	610,000	755,435
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,742,350
Duke Energy Indiana, Inc.
	3.750% 07/15/20	8,340,000	8,480,738
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	1,145,281
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	708,470	705,572
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,742,424
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,655,000	1,802,475
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	1,395,000	1,492,060
Oncor Electric Delivery Co.
	5.950% 09/01/13	175,000	194,433
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,837,260
Xcel Energy, Inc.
	4.700% 05/15/20	1,425,000	1,516,049
Electric Total			39,353,825
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	1,760,000	1,971,596
	8.500% 03/15/19	2,120,000	2,718,624
Nakilat, Inc.
	6.067% 12/31/33 (a)	2,280,000	2,314,542
Sempra Energy
	6.500% 06/01/16	1,315,000	1,540,294
Gas Total			8,545,056
UTILITIES TOTAL			47,898,881

	Total Corporate Fixed-Income Bonds & Notes (cost of $433,966,274)		466,354,145

Mortgage-Backed Securities — 26.2%
Federal Home Loan Mortgage Corp.
	5.586% 08/01/37 (08/01/10) (b)(c)	5,369,672	5,712,084

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.634% 06/01/37 (08/01/10) (b)(c)	4,574,378	4,873,169
	5.717% 06/01/36 (08/01/10) (b)(c)	6,797,169	7,224,564
	6.000% 02/01/39	3,914,932	4,256,088
	7.000% 12/01/10	2,222	2,257
	7.000% 12/01/14	22,825	24,604
	7.000% 11/01/25	3,856	4,368
	7.000% 03/01/27	2,642	3,000
	7.000% 10/01/31	22,195	25,269
	7.500% 09/01/25	1,420	1,617
	7.500% 10/01/29	79,432	90,814
	8.000% 06/01/26	1,802	2,082
	9.500% 04/01/11	17	17
	9.500% 09/01/16	657	740
	10.000% 05/01/11	269	270
Federal National Mortgage Association
	3.199% 08/01/36 (08/01/10) (b)(c)	99,855	103,630
	4.000% 10/01/39	7,772,130	7,975,353
	4.500% 02/01/40	14,883,383	15,581,843
	4.500% 04/01/40	6,588,456	6,897,645
	4.500% 05/01/40	12,448,880	13,033,092
	4.500% 06/01/40	19,631,025	20,552,287
	4.500% 07/01/40	8,713,965	9,122,902
	4.760% 09/01/19	4,321,906	4,747,100
	4.770% 06/01/19	4,473,144	4,930,045
	4.837% 04/01/38 (08/01/10) (b)(c)	5,239,590	5,543,471
	4.892% 04/01/38 (08/01/10) (b)(c)	6,328,374	6,701,899
	5.000% 07/01/40	60,000,000	64,008,620
	5.240% 09/01/12	2,274,318	2,428,694
	5.766% 09/01/37 (08/01/10) (b)(c)	4,613,547	4,973,262
	6.000% 05/01/37	11,219,906	12,205,275
	6.000% 05/01/38	17,174,997	18,683,362
	6.000% 07/01/38	19,996,322	21,752,465
	6.000% 08/01/38	33,648,772	36,582,887
	6.000% 12/01/38	9,985,734	10,856,473
	7.000% 06/01/32	12,320	14,005
	7.500% 10/01/15	15,368	16,815
	7.500% 01/01/30	11,824	13,513
	7.785% 02/01/19	1,594,720	1,820,453
	8.000% 12/01/29	203,477	236,379
	8.000% 02/01/30	17,834	20,721
	8.000% 03/01/30	32,684	37,956

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 04/01/30	31,770	36,895
	8.000% 05/01/30	4,901	5,691
	8.500% 08/01/17	913	999
	10.000% 10/01/20	56,060	62,408
	10.000% 12/01/20	129,430	146,680
	TBA:
	4.000% 08/01/40 (f)	36,000,000	36,894,384
	5.500% 08/01/40 (f)	66,450,000	71,599,875
Government National Mortgage Association
	3.625% 07/20/21 (08/01/10) (b)(c)	40,033	41,254
	3.625% 07/20/22 (08/01/10) (b)(c)	46,060	47,465
	4.375% 04/20/22 (08/01/10) (b)(c)	190,535	197,346
	4.500% 07/15/39	24,436,437	25,817,305
	4.500% 02/15/40	9,915,602	10,475,919
	7.000% 05/15/12	9,221	9,769
	7.000% 09/15/13	17,676	18,836
	7.000% 11/15/22	46,525	52,982
	7.000% 10/15/23	8,132	9,278
	7.000% 06/15/26	132,371	151,749
	7.000% 10/15/27	15,210	17,460
	7.000% 05/15/28	27,292	31,332
	7.000% 06/15/28	6,299	7,231
	7.000% 12/15/28	36,524	41,930
	7.000% 08/15/29	19,871	22,830
	7.000% 02/15/30	4,381	5,037
	7.000% 05/15/32	100,575	115,523
	7.500% 04/15/26	88,434	101,593
	7.500% 02/15/27	13,013	14,969
	7.500% 09/15/29	286,519	330,294
	7.500% 03/15/30	78,165	90,190
	8.000% 06/15/25	3,316	3,874
	8.000% 10/15/25	16,965	19,822
	8.000% 01/15/26	5,631	6,590
	8.000% 02/15/26	2,001	2,342
	8.000% 06/15/26	8,126	9,505
	8.000% 03/15/27	12,077	14,125
	9.000% 11/15/17	30,008	33,452
	9.500% 08/15/20	1,719	2,011
	9.500% 12/15/20	1,106	1,293
	10.000% 05/15/16	2,413	2,430
	10.000% 07/15/17	13,183	14,841
	10.000% 08/15/17	3,446	3,471

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 06/15/13	11,979	12,076

	Total Mortgage-Backed Securities (cost of $429,452,980)		437,534,146

Commercial Mortgage-Backed Securities — 17.5%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	14,889,000	15,757,365
	4.830% 08/15/38	2,275,000	2,394,997
	4.933% 02/13/42 (08/01/10) (b)(c)	2,707,000	2,902,159
	5.145% 01/12/45	4,960,593	5,088,112
	5.201% 12/11/38	2,425,000	2,554,289
	5.537% 10/12/41	12,303,000	13,219,831
	5.588% 09/11/42	9,635,000	10,212,043
	5.700% 06/11/50	10,750,000	11,044,569
	5.717% 06/11/40 (08/01/10) (b)(c)	8,079,000	8,444,643
	6.480% 02/15/35	14,465,306	14,739,046
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16 (08/01/10) (a)(b)(c)	12,347,379	12,627,952
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,975,332
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.223% 07/15/44 (08/01/10) (b)(c)	8,510,000	9,251,345
	5.886% 11/15/44 (08/01/10) (b)(c)	3,285,000	3,460,450
Credit Suisse First Boston Mortgage Securities Corp.
	6.387% 08/15/36	1,902,157	1,992,804
Credit Suisse Mortgage Capital Certificates
	5.825% 06/15/38 (08/01/10) (b)(c)	9,825,000	10,526,006
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (08/01/10) (b)(c)	11,481,000	12,435,233
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.255% 07/12/37	3,875,000	4,175,823
	5.440% 06/12/47	6,350,000	6,515,420
	5.552% 05/12/45	8,500,000	8,989,212
	5.857% 10/12/35	332,264	344,672
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	15,070,000	15,893,110
	5.124% 11/15/32 (08/11/10) (b)(c)	6,865,000	7,404,379
	5.430% 02/15/40	8,715,000	8,812,909

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.611% 04/15/41	2,533,307	2,642,115
	5.866% 09/15/45 (08/11/10) (b)(c)	3,005,000	3,092,576
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.480% 12/15/30 (08/01/10) (b)(c)	3,206,715	62,995
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (08/01/10) (b)(c)	7,500,000	8,015,291
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	8,510,648
	5.150% 06/13/41	11,945,000	12,815,610
	5.649% 06/11/42 (08/01/10) (b)(c)	2,500,000	2,690,323
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	10,270,000	10,912,736
	5.080% 09/15/37	3,695,000	3,908,336
	5.980% 01/15/39	4,010,000	4,247,611
	6.390% 07/15/33	6,244,301	6,445,039
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	6,968,941	7,012,661
	5.037% 03/15/42	5,254,175	5,548,478
	5.208% 10/15/44 (08/01/10) (b)(c)	11,540,000	12,590,482
	5.609% 03/15/45 (08/01/10) (b)(c)	5,052,000	4,701,041
	5.726% 06/15/45	579,342	580,510
	5.997% 06/15/45	2,610,000	2,830,621
	6.287% 04/15/34	2,150,000	2,283,685

	Total Commercial Mortgage-Backed Securities (cost of $274,254,705)		291,652,459

Government & Agency Obligations — 14.8%
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
European Investment Bank
	3.000% 04/08/14	3,295,000	3,457,269
	5.125% 05/30/17	2,985,000	3,411,765
Export-Import Bank of Korea
	5.500% 10/17/12	700,000	746,199
Pemex Project Funding Master Trust
	5.750% 03/01/18	2,885,000	3,057,786
Province of Quebec
	4.625% 05/14/18	6,395,000	7,112,263

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Italy
	5.375% 06/12/17	1,275,000	1,355,797
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			19,141,079
U.S. GOVERNMENT AGENCIES — 1.8%
Resolution Funding Corp., STRIPS
	(g) 10/15/20	10,840,000	7,432,175
	(g) 01/15/21	19,755,000	13,377,276
	(g) 01/15/30	20,000,000	8,491,580
U.S. GOVERNMENT AGENCIES TOTAL			29,301,031
U.S. GOVERNMENT OBLIGATIONS — 11.9%
U.S. Treasury Bonds
	3.500% 05/15/20	1,440,000	1,512,230
	4.375% 11/15/39	4,945,000	5,280,330
	4.375% 05/15/40	2,290,000	2,447,804
	4.500% 02/15/36	23,000,000	25,217,338
	4.625% 02/15/40	1,875,000	2,085,058
	6.125% 11/15/27	15,900,000	21,012,836
U.S. Treasury Inflation Indexed Note
	1.625% 01/15/18	21,369,733	22,581,803
	3.000% 07/15/12	3,124,557	3,323,747
U.S. Treasury Notes
	0.750% 05/31/12	9,975,000	10,016,696
	0.875% 01/31/12 (h)	31,880,000	32,087,953
	1.875% 06/30/15	38,515,000	39,083,712
	2.500% 06/30/17	19,390,000	19,656,613
U.S. Treasury STRIPS
	(g) 05/15/39	49,000,000	14,570,297
	U.S. GOVERNMENT OBLIGATIONS TOTAL		198,876,417

	Total Government & Agency Obligations (cost of $231,585,626)		247,318,527

Asset-Backed Securities — 5.8%
Ally Auto Receivables Trust
	1.450% 05/15/14	1,800,000	1,815,984
AmeriCredit Automobile Receivables Trust
	0.970% 01/15/13	7,025,000	7,027,089
	1.710% 08/08/14	2,050,000	2,068,371
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,557,683
BMW Vehicle Lease Trust
	2.040% 04/15/11	736,800	737,266

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	1,949	1,886
Capital Auto Receivables Asset Trust
	5.210% 03/17/14	1,376,000	1,422,600
Capital One Prime Auto Receivables Trust
	4.890% 01/15/12	528,084	530,103
CarMax Auto Owner Trust
	1.410% 02/16/15	4,955,000	4,985,112
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	3,890,000	4,051,947
Chrysler Financial Lease Trust
	1.780% 06/15/11 (a)	2,750,000	2,760,244
Citibank Credit Card Issuance Trust
	2.250% 12/23/14	7,140,000	7,323,189
	6.300% 06/20/14	325,000	348,072
	6.950% 02/18/14	1,130,000	1,209,397
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (a)	2,779,957	2,790,486
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (08/01/10) (b)(c)	2,800,000	206,466
	5.666% 08/25/35 (08/01/10) (b)(c)	1,885,000	109,034
Daimler Chrysler Auto Trust
	4.940% 02/08/12	4,150,167	4,166,554
Discover Card Master Trust
	0.877% 06/15/15 (09/15/10) (b)(c)	1,620,000	1,619,759
	0.991% 09/15/15 (08/16/10) (b)(c)	7,775,000	7,835,456
	1.641% 12/15/14 (08/16/10) (b)(c)	3,375,000	3,428,435
	1.641% 02/17/15 (08/16/10) (b)(c)	2,820,000	2,875,618
Equity One ABS, Inc.
	0.669% 07/25/34 (08/25/10) (b)(c)	366,099	259,741
Ford Credit Auto Owner Trust
	1.320% 06/15/14	3,700,000	3,734,125
	5.150% 11/15/11	1,846,500	1,867,864
	5.160% 04/15/13	9,405,000	9,967,377
	5.680% 06/15/12	2,300,000	2,365,972
Franklin Auto Trust
	5.360% 05/20/16	4,980,000	5,121,322
	7.160% 05/20/16 (a)	2,425,000	2,609,835
Green Tree Financial Corp.
	8.250% 07/15/27 (c)	287,898	297,900

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
GSAA Trust
	4.316% 11/25/34 (08/01/10) (b)(c)	510,744	490,469
Long Beach Auto Receivables Trust
	4.522% 06/15/12	567,588	568,275
Origen Manufactured Housing
	4.490% 05/15/18	48,149	48,277
USAA Auto Owner Trust
	4.900% 02/15/12 (02/15/11) (b)(c)	281,298	281,808
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	3,688,508	3,821,005
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	5,067,359

	Total Asset-Backed Securities (cost of $99,496,532)		96,372,080

Municipal Bonds — 0.3%
CALIFORNIA — 0.3%
CA State
	Series 2009,
	7.550% 04/01/39	2,850,000	3,216,168
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,430,000	2,335,327
CALIFORNIA TOTAL			5,551,495

	Total Municipal Bonds (cost of $5,200,667)		5,551,495

Collateralized Mortgage Obligations — 0.3%
AGENCY — 0.3%
Federal National Mortgage Association
	4.717% 08/25/12	3,555,631	3,762,514
	5.500% 09/25/35	1,285,238	1,310,691
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (08/01/10) (b)(c)	6,554,754	50,950
	0.429% 03/15/28 (08/01/10) (b)(c)	4,885,409	53,734
AGENCY TOTAL			5,177,889
NON - AGENCY — 0.0%
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,644,594	277,663
NON-AGENCY TOTAL			277,663

	Total Collateralized Mortgage Obligations (cost of $9,385,060)		5,455,552

	Par ($)	Value ($)
Short-Term Obligation — 8.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 07/30/10, due 08/02/10 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 01/28/13, market value $148,725,219 (repurchase proceeds $145,807,823)	145,806,000	145,806,000

Total Short-Term Obligation (cost of $145,806,000)		145,806,000

Total Investments — 101.5% (cost of $1,629,147,844)(i)(j)		1,696,044,404

Other Assets & Liabilities, Net — (1.5)%		(25,602,877)

Net Assets — 100.0%		1,670,441,527

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$31,868,155	$—	$31,868,155
Communications	—	64,747,564	—	64,747,564
Consumer Cyclical	—	11,398,061	569,877	11,967,938
Consumer Non-Cyclical	—	60,453,090	—	60,453,090
Energy	—	54,763,215	—	54,763,215
Financials	—	146,575,109	—	146,575,109
Industrials	—	38,267,331	—	38,267,331
Technology	—	9,812,862	—	9,812,862
Utilities	—	47,898,881	—	47,898,881
Total Corporate Fixed-Income Bonds & Notes	—	465,784,268	569,877	466,354,145
Total Mortgage-Backed Securities	71,599,875	365,934,271	—	437,534,146
Total Commercial Mortgage-Backed Securities	—	291,652,459	—	291,652,459
Government & Agency Obligations
Foreign Government Obligations	—	19,141,079	—	19,141,079
U.S. Government Agencies	—	29,301,031	—	29,301,031
U.S. Government Obligations	198,876,417	—	—	198,876,417
Total Government & Agency Obligations	198,876,417	48,442,110	—	247,318,527
Total Asset-Backed Securities	—	96,372,080	—	96,372,080
Total Municipal Bonds	—	5,551,495	—	5,551,495
Total Collateralized Mortgage Obligations	—	5,455,552	—	5,455,552
Total Short-Term Obligation	—	145,806,000	—	145,806,000
Total Investments	270,476,292	1,424,998,235	569,877	1,696,044,404
Unrealized Appreciation on Futures Contracts	127,110	—	—	127,110
Unrealized Depreciation on Futures Contracts	(4,630,089)	—	—	(4,630,089)
Value of Credit Default Swap Contracts - Appreciation	—	413,415	—	413,415
Value of Credit Default Swap Contracts - Depreciation	—	(133,534)	—	(133,534)
Total	$265,973,313	$1,425,278,116	$569,877	$1,691,821,306

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ended July 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of April 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2010
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$576,912	$—	$—	$(7,035)	$—	$—	$—	$—	$569,877

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to the security owned at July 31, 2010, which was valued using significant unobservable inputs (Level 3) amounted to $7,035.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities, which are not illiquid, amounted to $72,431,289, which represents 4.3% of net assets.

(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2010.
(d)	Investments in affiliates for the year ended April 30, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	Period
Merrill Lynch & Co., Inc.
5.700% 05/02/17	$2,654,993	$—	$—	$—	$—
Merrill Lynch & Co., Inc.
6.050% 08/15/12	413,111	—	—	—	—
Merrill Lynch & Co., Inc.
6.150% 04/25/13	1,514,960	—	—	—	—
Merrill Lynch & Co., Inc.
7.750% 05/14/38	2,283,865	—	—	—	—
Total	$6,866,929	$—	$—	$—	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At July 31, 2010, the value of these securities amounted to $951,050, which represents 0.1% of net assets.

(f)	Security purchased on a delayed delivery basis.
(g)	Zero coupon bond.
(h)	A portion of this security with a market value of $ 3,019,569 is pledged as collateral for open futures contracts.
(i)	Cost for federal income tax purposes is $1,626,246,746.
(j)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$83,720,895	$(13,923,237)	$69,797,658

At July 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$5,500,000	$240,043	$151,570
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	6,200,000	(29,432)	(63,069)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	5,000,000	205,332	(9,893)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,395,000	34,526	80,422
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,500,000	240,020	151,471
JPMorgan	Macy’s, Inc.	Buy	1.000%	03/20/15	6,000,000	321,834	(37,825)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	4,700,000	221,572	29,952
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	3,000,000	(22,713)	(22,747)
							$279,881

At July 31, 2010 the Fund  held the following open long futures contracts:

Interest Rate Risk	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	120	$26,295,000	$26,167,890	Sept - 2010	$127,110

At July 31, 2010, the Fund  held the following open short futures contracts:

Interest Rate Risk	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	617	$73,933,953	$72,090.588	Sept - 2010	$(1,843,365)
10-Year U.S. Treasury Notes	1,093	135,327,062	132,540,338	Sept - 2010	(2,786,724)
					$(4,630,089)

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 20, 2010